UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/11

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAUL KENDRIGAN
Address: 121 MOUNT VERNON STREET

         BOSTON, MA 02108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAUL KENDRIGAN
Title:    CHIEF COMPLIANCE OFFICER
Phone:    617-423-5705
Signature, Place, and Date of Signing:

   PAUL KENDRIGAN  BOSTON, MA    February 15, 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      74


Form 13F Information Table Entry Total:       $257,881



List of Other Included Managers:

NONE


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								      FORM 13F INFORMATION TABLE
								VALUE  	 SHARES/	SH/	PUT/	INVSTMT	 OTHER	            VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000) PRN AMT	PRN	CALL	DSCRETN	MANAGERS	 SOLE	 SHARED	 NONE
------------------------------  --------------	---------	-------- -------	---	----	-------	---------	 -----	 -----	 --
3M CO				Com		88579y101	 300 	 3,670 		SH		Sole	 		 3,670
ABBOTT LABS			Com		002824100	 451 	 8,025 		SH		Sole	 		 8,025
ACCENTURE PLC CL A		Com		g1151c101	 5,377 	 101,013 	SH		Sole			 101,013
AIR PRODUCTS & CHEMICALS INC	Com		009158106	 593 	 6,965 		SH		Sole			 6,965
APPLE				Com		037833100	 6,575	 16,235		SH		Sole			 16,235
AT&T INC			Com		00206r102	 5,993 	 198,192 	SH		Sole			 198,192
AUTOMATIC DATA PROCESSING INC	Com		053015103	 542	 10,031 	SH		Sole			 10,031
AUTOMATIC DATA PROCESSING INC	Com		053015103	 5 	 100		SH		Defined			 100
BANK OF NOVA SCOTIA HALIFAX	Com		064149107	 300 	 6,000 		SH		Sole			 6,000
BAXTER INTL INC			Com		071813109	 4,291 	 86,724 	SH		Sole			 86,724
BECTON DICKINSON		Com		075887109	 3,984 	 53,314 	SH		Sole			 53,314
BIOGEN IDEC INC			Com		09062x103	 516 	 4,692 		SH		Sole			 4,692
BOEING CO			Com		097023105	 293 	 4,000 		SH		Sole			 4,000
BRISTOL MYERS SQUIBB CO		Com		110122108	 648 	 18,390 	SH		Sole			 18,390
BROADCOM CORP			Com		111320107	 1,294 	 44,076 	SH		Sole			 44,076
CANADIAN NATIONAL RAILWAY CO	Com		136375102	 202 	 2,575 		SH		Sole			 2,575
CENOVUS ENERGY INC		Com		15135u109	 285 	 8,575 		SH		Sole			 8,575
CHEVRON CORPORATION		Com		166764100	 1,114 	 10,471 	SH		Sole	 		 10,471
CHEVRON CORPORATION		Com		166764100	 86 	 810		SH		Defined	 		 810
CISCO SYSTEMS INC		Com		17275r102	 3,586 	 198,356 	SH		Sole			 198,356
CITRIX SYSTEMS INC		Com		177376100	 3,441 	 56,666 	SH		Sole	 		 56,666
COCA COLA CO			Com		191216100	 9,878 	 141,170 	SH		Sole			 141,170
COGNIZANT TECHNOLOGY SOLUTIONS  Com		192446102	 3,390 	 52,714 	SH		Sole			 52,714
COLGATE PALMOLIVE CO		Com		194162103	 226 	 2,450	 	SH		Sole			 2,450
COOPER INDUSTRIES PLC		Com		g24140108	 4,001 	 73,891 	SH		Sole			 73,891
DOW CHEMICAL COMPANY		Com		260543103	 315 	 10,937 	SH		Sole			 10,937
DU PONT E I DE NEMOURS & CO	Com		263534109	 267	 5,832 		SH		Sole			 5,832
EDWARDS LIFESCIENCES CORP	Com		28176e108	 222 	 3,145 		SH		Sole			 3,145
EMERSON ELEC CO			Com		291011104	 3,681 	 78,998 	SH		Sole			 78,998
EXXONMOBIL CORP			Com		30231g102	 21,918  258,592 	SH		Sole			 258,592
EXXONMOBIL CORP			Com		30231g102	 68 	 800		SH		Defined			 800
FLAMEL TECHNOLOGIES SA SPONS A  Com		338488109	 57 	 11,000 	SH		Sole			 11,000
FREEPORT-MCMORAN COPPER AND GLD Com		35671d857	 1,958 	 53,209 	SH		Sole			 53,209
GENERAL ELECTRIC CORP		Com		369604103	 1,379 	 76,790 	SH		Sole			 76,790
GENERAL ELECTRIC CORP		Com		369604103	 17 	 970		SH		Defined			 970
GENERAL MILLS INC		Com		370334104	 202 	 5,000		SH		Sole			 5,000
GENUINE PARTS CO		Com		372460105	 4,949 	 80,869 	SH		Sole			 80,869
HEINZ H J CO			Com		423074103	 568 	 10,502 	SH		Sole			 10,502
HEXCEL CORP			Com		428291108	 4,473 	 184,774 	SH		Sole			 184,774
INTEL CORP			Com		458140100	 963 	 39,730 	SH		Sole			 39,730
INTL BUSINESS MACHINES CORP	Com		459200101	 8,594 	 46,735 	SH		Sole			 46,735
ISHARES KLD 400 SOC SM IND F	Com		464288570	 682 	 14,537 	SH		Sole			 14,537
ISHARES MSCI EMERGING MKT IN	Com		464287234	 6,637 	 174,942 	SH		Sole			 174,942
ISHARES MSCI PACIFIC EX-JAPAN 	Com		464286665	 6,600 	 169,528 	SH		Sole			 169,528
ISHARES S&P 1500 INDEX FUND	Com		464287150	 3,036 	 53,097 	SH		Sole			 53,097
JARDINE MATHESON UNSPONS ADR	Com		471115402	 333 	 7,015 		SH		Sole			 7,015
JOHNSON & JOHNSON		Com		478160104	 11,862  180,883 	SH		Sole	 		 180,883
MCDONALDS CORP			Com		580135101	 393 	 3,915	 	SH		Sole	 		 3,915
MICROSOFT CORP			Com		594918104	 7,024 	 270,567 	SH		Sole	    		 270,567
NESTLE SA SPONS ADR		Com		641069406	 4,871 	 84,407 	SH		Sole	 		 84,407
NEXTERA ENERGY INC		Com		65339f101	 6,954 	 114,229 	SH		Sole			 114,229
PEPSICO INC			Com		713448108	 7,353 	 110,818 	SH		Sole			 110,818
PEPSICO INC			Com		713448108	 7 	 100		SH		Defined			 100
PFIZER INC			Com		717081103	 510 	 23,538 	SH		Sole			 23,538
PFIZER INC			Com		717081103	 43 	 1992		SH		Defined			 1992
PPG INDUSTRIES INC		Com		693506107	 250 	 3,000 		SH		Sole	 		 3,000
PRAXAIR INC			Com		74005p104	 6,063 	 56,714 	SH		Sole			 56,714
PROCTER & GAMBLE CO		Com		742718109	 23,365  350,242 	SH		Sole			 350,242
ROYAL BANK OF CANADA		Com		780087102	 285 	 5,600 		SH		Sole			 5,600
SCHLUMBERGER LTD		Com		806857108	 5,434 	 79,546 	SH		Sole			 79,546
STATE STREET CORP		Com		857477103	 339 	 8,416	 	SH		Sole			 8,416
STRYKER CORPORATION		Com		863667101	 299 	 6,020 		SH		Sole			 6,020
TJX COS INC			Com		872540109	 208 	 3,215	 	SH		Sole			 3,215
TRAVELERS COMPANIES INC		Com		89417e109	 4,713 	 79,644 	SH		Sole			 79,644
UNION PAC CORP			Com		907818108	 4,638 	 43,782 	SH		Sole			 43,782
UNITED TECHNOLOGIES CORP	Com		913017109	 5,278 	 72,216 	SH		Sole			 72,216
US BANCORP NEW			Com		902973304	 5,565 	 205,732 	SH		Sole			 205,732
VANGUARD DIVIDEND APPREC ETF	Com		921908844	 19,056	 348,689 	SH		Sole			 348,689
VERIZON COMMUNICATIONS		Com		92343v104	 6,648	 165,702 	SH		Sole			 165,702
WALGREEN CO			Com		931422109	 218 	 6,605		SH		Sole			 6,605
WASTE MANAGEMENT INC		Com		94106l109	 4,078 	 124,670 	SH		Sole			 124,670
WELLS FARGO & CO		Com		949746101	 287 	 10,425		SH		Sole			 10,425
WEYERHAEUSER CO			Com		962166104	 351 	 18,781 	SH		Sole			 18,781
YUM BRANDS INC			Com		988498101	 7,498 	 127,066 	SH		Sole			 127,066

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